UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2010
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		AR Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Annie Kim
Title:	Assistant Portfolio Manager
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Annie Kim		Beverly Hills, CA	February 11, 2011

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	99
Form 13F Information Table Value Total:	163,511

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMR Corp                       COM              001765106      156    20000 SH       SOLE                                      20000
AON Corporation                COM              037389103      535    11618 SH       SOLE                                      11618
AT&T Inc                       COM              78387G103     1735    59038 SH       SOLE                                      59038
Abbott Laboratories            COM              002824100      417     8700 SH       SOLE                                       8700
Alleghany Corp                 COM              017175100      479     1563 SH       SOLE                                       1563
AllianceBernstein Holding LP   COM              01855A101      233    10000 SH       SOLE                                      10000
Altria Group Inc               COM              02209S103     2593   105306 SH       SOLE                                     105306
American Electric Power        COM              025537101      360    10000 SH       SOLE                                      10000
Apple Inc                      COM              037833100     1822     5650 SH       SOLE                                       5650
Archer-Daniels-Midland Corp    COM              039483102      306    10172 SH       SOLE                                      10172
AvalonBay Communities, Inc REI COM              053484101      563     5000 SH       SOLE                                       5000
BP PLC Spons ADR               COM              055622104      514    11642 SH       SOLE                                      11642
Banco Santander SA ADR         COM              05964h105      556    52218 SH       SOLE                                      52218
Bank of America (New)          COM              060505104     1617   121212 SH       SOLE                                     121212
Bank of Hawaii Corporation     COM              062540109      708    15000 SH       SOLE                                      15000
Baxter Int'l Inc               COM              071813109      274     5406 SH       SOLE                                       5406
Berkshire Hathaway Cl B        COM              084670207     1603    20014 SH       SOLE                                      20014
Berkshire Hathaway Inc Cl A    COM              084670108     1807       15 SH       SOLE                                         15
Boeing Co                      COM              097023105      431     6600 SH       SOLE                                       6600
Boston Properties Inc. REIT    COM              101121101      517     6000 SH       SOLE                                       6000
Bristol-Myers Squibb Co        COM              110122108     2212    83544 SH       SOLE                                      83544
Caterpillar Inc                COM              149123101     2857    30500 SH       SOLE                                      30500
Cheung Kong Holding            COM              166744201      462    30000 SH       SOLE                                      30000
Chevron Corp                   COM              166764100     9954   109088 SH       SOLE                                     109088
Chubb Corp                     COM              171232101      239     4000 SH       SOLE                                       4000
Cisco Systems Inc              COM              17275R102      447    22100 SH       SOLE                                      22100
CitiGroup Inc.                 COM              172967101      357    75479 SH       SOLE                                      75479
Coca Cola Enterprises          COM              191219104     1001    40000 SH       SOLE                                      40000
Coca-Cola Co                   COM              191216100     5656    86001 SH       SOLE                                      86001
CommonWealth REIT (frmly HRPT  COM              203233101     8081   316766 SH       SOLE                                     316766
ConocoPhillips                 COM              20825c104     1342    19700 SH       SOLE                                      19700
Corporate Office Property Trus COM              22002T108      318     9100 SH       SOLE                                       9100
Diageo PLC ADR                 COM              25243Q205     2920    39285 SH       SOLE                                      39285
EOG Resources Inc              COM              26875P101      457     5000 SH       SOLE                                       5000
Emerson Electric Co            COM              291011104      408     7130 SH       SOLE                                       7130
Enterprise Products Partners L COM              293792107     1552    37290 SH       SOLE                                      37290
Expedia Inc (IAC/InterActiveCo COM              30212p105      253    10100 SH       SOLE                                      10100
Exxon Mobil Corporation        COM              30231G102    11482   157026 SH       SOLE                                     157026
Fidelity National Financial, I COM              31620r105      143    10458 SH       SOLE                                      10458
Freeport-McMoran Copper & Gold COM              35671d857     2202    18340 SH       SOLE                                      18340
General Electric               COM              369604103     4692   256530 SH       SOLE                                     256530
General Growth Properties - RE COM              370021107      754    48700 SH       SOLE                                      48700
General Mills Inc              COM              370334104      285     8000 SH       SOLE                                       8000
HSBC Holdings Plc Ltd ADR      COM              404280406     1062    20802 SH       SOLE                                      20802
Heinz (H.J.)                   COM              423074103      396     8000 SH       SOLE                                       8000
Home Properties Inc - REIT     COM              437306103      832    15000 SH       SOLE                                      15000
Howard Hughes Corp (The)       COM              44267d107      261     4787 SH       SOLE                                       4787
Hugoton Royalty Trust Texas    COM              444717102      267    13000 SH       SOLE                                      13000
Intel Corp                     COM              458140100     1178    56000 SH       SOLE                                      56000
International Business Machine COM              459200101     8467    57692 SH       SOLE                                      57692
JPMorgan Chase & Co.           COM              46625H100     3183    75034 SH       SOLE                                      75034
Johnson & Johnson              COM              478160104     2462    39810 SH       SOLE                                      39810
KeyCorp (New)                  COM              493267108       88    10000 SH       SOLE                                      10000
Kimberly-Clark                 COM              494368103     1011    16040 SH       SOLE                                      16040
Kinder Morgan Energy Partners  COM              494550106     3959    56350 SH       SOLE                                      56350
Kraft Foods Inc CL A (Altria s COM              50075n104     1451    46053 SH       SOLE                                      46053
LMP Real Estate Income Fund In COM              755881109      202    20000 SH       SOLE                                      20000
Loews Corp                     COM              540424108     3235    83129 SH       SOLE                                      83129
Lorillard, Inc.                COM              544147101     5574    67931 SH       SOLE                                      67931
Macy's Inc. (formerly Federate COM              55616P104     2945   116414 SH       SOLE                                     116414
McGraw-Hill Companies Inc      COM              580645109      448    12300 SH       SOLE                                      12300
Medco Health Solutions Inc (Me COM              58405U102     1851    30210 SH       SOLE                                      30210
Merck & Co.                    COM              589331107     5859   162570 SH       SOLE                                     162570
Microsoft Corp                 COM              594918104      329    11800 SH       SOLE                                      11800
Mosaic Company (The)           COM              61945A107      255     3342 SH       SOLE                                       3342
Nestle ADR                     COM              641069406      471     8000 SH       SOLE                                       8000
New York Community Bancorp, In COM              649445103     2332   123700 SH       SOLE                                     123700
News Corp Inc CL A             COM              65248E104     1264    86842 SH       SOLE                                      86842
Nike Inc., Cl B                COM              654106103      854    10000 SH       SOLE                                      10000
Pall Corp                      COM              696429307      538    10851 SH       SOLE                                      10851
PepsiCo                        COM              713448108     1761    26959 SH       SOLE                                      26959
Pfizer, Inc.                   COM              717081103     3387   193415 SH       SOLE                                     193415
Philip Morris International-Al COM              718172109     7123   121706 SH       SOLE                                     121706
Polo Ralph Lauren Corp Cl A    COM              731572103      333     3000 SH       SOLE                                       3000
Procter & Gamble Co            COM              742718109     2870    44609 SH       SOLE                                      44609
Public Storage - REIT          COM              74460D109      475     4688 SH       SOLE                                       4688
Qualcomm                       COM              747525103     1114    22500 SH       SOLE                                      22500
Roche Holdings Ltd ADR         COM              771195104     1652    45075 SH       SOLE                                      45075
Royal Dutch Shell PLC - ADR A  COM              780259206     5973    89450 SH       SOLE                                      89450
Sears Holdings Corp            COM              812350106      369     5000 SH       SOLE                                       5000
Singapore Airlines             COM              870794302     1043    87911 SH       SOLE                                      87911
Sunstone Hotel Investors, Inc. COM              867892101      454    43902 SH       SOLE                                      43902
Swire Pacific Ltd Spons ADR Rp COM              870794302      658    40000 SH       SOLE                                      40000
Sysco Corp                     COM              871829107      294    10000 SH       SOLE                                      10000
Tanger Factory Outlet REIT     COM              875465106      645    12600 SH       SOLE                                      12600
Target Corp-frmly Dayton Hudso COM              87612E106     1727    28720 SH       SOLE                                      28720
Texas Instruments Inc.         COM              882508104      325    10000 SH       SOLE                                      10000
Tiffany & Co                   COM              886547108      517     8300 SH       SOLE                                       8300
Total SA Spon ADR              COM              89151E109      318     5950 SH       SOLE                                       5950
U.S. Bancorp (Formerly First B COM              902973106      399    14789 SH       SOLE                                      14789
United Technologies Corp       COM              913017109     1134    14400 SH       SOLE                                      14400
Verizon                        COM              92343V104      903    25236 SH       SOLE                                      25236
WalMart Stores                 COM              931142103     1391    25800 SH       SOLE                                      25800
Yum Brands Inc (formerly Trico COM              895953107      349     7120 SH       SOLE                                       7120
Zimmer Holdings Inc            COM              98956P102      382     7122 SH       SOLE                                       7122
GE Cap 6.625% Pref. Callable 3                  369622527      510    20000 SH       SOLE                                      20000
MPG Office Tr 7.625% Callable                   559775200      158    10000 SH       SOLE                                      10000
Public Storage Ser I 7.25% Cal                  74460D299      688    27200 SH       SOLE                                      27200
Ford Motor Tr II 6.5% Call 30                   345395206      488     9400 SH       SOLE                                       9400